John Hancock
Active Equity ETFs
Quarterly portfolio holdings 1/31/2025

Funds’ investments
DISCIPLINED VALUE INTERNATIONAL SELECT ETF

As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 99.8%		$27,895,581
(Cost $26,030,937)
Bermuda 2.2%		617,873
Everest Group, Ltd.	1,778	617,873
Canada 8.9%		2,485,650
Cenovus Energy, Inc.	40,081	581,738
Kinross Gold Corp.	69,357	783,963
MEG Energy Corp. (A)	26,373	433,950
Teck Resources, Ltd., Class B	16,734	685,999
Finland 2.7%		741,169
Nordea Bank ABP	62,168	741,169
France 14.7%		4,117,629
Airbus SE	4,366	758,503
AXA SA	10,128	385,872
BNP Paribas SA	5,864	400,624
Capgemini SE	5,605	1,025,204
Rexel SA	22,388	595,335
TotalEnergies SE	7,228	423,707
Vallourec SACA (A)(B)	27,639	528,384
Germany 6.5%		1,812,599
Allianz SE	1,518	496,135
Infineon Technologies AG	15,037	501,074
Siemens AG	3,781	815,390
Ireland 1.2%		326,456
Ryanair Holdings PLC, ADR	6,992	326,456
Japan 13.8%		3,858,915
Asahi Group Holdings, Ltd.	37,900	412,164
Honda Motor Company, Ltd.	29,500	281,665
Komatsu, Ltd.	13,400	409,831
Mitsubishi Electric Corp.	41,200	684,183
Sony Group Corp.	51,400	1,141,853
Sumitomo Mitsui Financial Group, Inc.	37,200	929,219
Netherlands 5.6%		1,573,915
ING Groep NV	29,473	492,179
Prosus NV (B)	28,139	1,081,736
South Korea 11.5%		3,206,327
KB Financial Group, Inc.	11,192	706,336
KT Corp.	15,942	526,646
NAVER Corp. (B)	3,779	563,079
Samsung Fire & Marine Insurance Company, Ltd.	2,172	570,281
SK Hynix, Inc.	6,127	839,985
Switzerland 11.5%		3,229,598
Glencore PLC (B)	135,822	591,523
Novartis AG	11,175	1,176,264
Sandoz Group AG	30,417	1,461,811
United Kingdom 18.3%		5,112,547
AstraZeneca PLC	6,087	857,992
BAE Systems PLC	59,953	911,813
2	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
United Kingdom (continued)
Barratt Redrow PLC	93,146	$527,189
Beazley PLC	50,699	527,907
IMI PLC	15,360	384,001
NatWest Group PLC	134,003	721,135
SSE PLC	36,841	746,848
Tesco PLC	94,202	435,662
United States 2.9%		812,903
CRH PLC	8,129	812,903

	Yield (%)	Shares	Value
Short-term investments 0.0%			$2,537
(Cost $2,537)
Short-term funds 0.0%			2,537
John Hancock Collateral Trust (C)	4.2301(D)	254	2,537

Total investments (Cost $26,033,474) 99.8%	$27,898,118
Other assets and liabilities, net 0.2%	66,182
Total net assets 100.0%	$27,964,300

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 1-31-25. The value of securities on loan amounted to $892,619. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $939,837 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 1-31-25.
The fund had the following sector composition as a percentage of net assets on 1-31-25:
Financials	23.6%
Industrials	17.5%
Health care	12.5%
Consumer discretionary	10.8%
Materials	10.3%
Information technology	8.5%
Energy	7.0%
Communication services	3.9%
Consumer staples	3.0%
Utilities	2.7%
Short-term investments and other	0.2%
TOTAL	100.0%
FUNDAMENTAL ALL CAP CORE ETF

As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 99.2%		$4,406,931
(Cost $3,340,813)
Communication services 11.3%		501,836
Entertainment 3.6%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,239	118,572
Warner Brothers Discovery, Inc. (A)	4,086	42,658
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	3

	Shares	Value
Communication services (continued)
Interactive media and services 7.7%
Alphabet, Inc., Class A	1,422	$290,116
CarGurus, Inc. (A)	1,288	50,490
Consumer discretionary 22.2%		986,117
Automobile components 1.7%
Fox Factory Holding Corp. (A)	644	17,594
Mobileye Global, Inc., Class A (A)	3,491	57,689
Broadline retail 9.9%
Amazon.com, Inc. (A)	1,845	438,517
Hotels, restaurants and leisure 2.4%
Las Vegas Sands Corp.	995	45,601
Vail Resorts, Inc.	371	63,115
Household durables 4.6%
Lennar Corp., A Shares	1,299	170,481
NVR, Inc. (A)	4	32,065
Leisure products 0.6%
Polaris, Inc.	540	25,758
Specialty retail 2.1%
Group 1 Automotive, Inc.	209	95,406
Textiles, apparel and luxury goods 0.9%
Canada Goose Holdings, Inc. (A)	3,643	39,891
Consumer staples 2.0%		88,418
Beverages 1.1%
Anheuser-Busch InBev SA/NV, ADR	956	47,016
Food products 0.9%
Post Holdings, Inc. (A)	390	41,402
Energy 5.3%		235,590
Oil, gas and consumable fuels 5.3%
Cheniere Energy, Inc.	783	175,118
Suncor Energy, Inc.	1,610	60,472
Financials 15.2%		674,970
Banks 3.7%
First Hawaiian, Inc.	5,934	163,897
Capital markets 11.5%
KKR & Company, Inc.	1,112	185,782
Morgan Stanley	1,055	146,044
S&P Global, Inc.	162	84,468
The Goldman Sachs Group, Inc.	148	94,779
Health care 5.5%		243,903
Biotechnology 0.2%
Moderna, Inc. (A)	237	9,343
Health care equipment and supplies 1.5%
Hologic, Inc. (A)	929	67,018
Health care providers and services 1.2%
Elevance Health, Inc.	131	51,837
Life sciences tools and services 2.2%
Avantor, Inc. (A)	3,085	68,734
Thermo Fisher Scientific, Inc.	50	29,888
4	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals 0.4%
Elanco Animal Health, Inc. (A)	1,420	$17,083
Industrials 4.9%		220,378
Electrical equipment 1.4%
Regal Rexnord Corp.	407	64,603
Machinery 1.1%
Parker-Hannifin Corp.	67	47,372
Trading companies and distributors 2.4%
United Rentals, Inc.	143	108,403
Information technology 29.1%		1,291,962
Semiconductors and semiconductor equipment 10.2%
Analog Devices, Inc.	588	124,591
NVIDIA Corp.	2,193	263,314
Texas Instruments, Inc.	345	63,690
Software 14.7%
Adobe, Inc. (A)	173	75,679
Autodesk, Inc. (A)	211	65,693
Microsoft Corp.	103	42,751
Oracle Corp.	500	85,030
Roper Technologies, Inc.	98	56,414
Salesforce, Inc.	436	148,981
Workday, Inc., Class A (A)	689	180,559
Technology hardware, storage and peripherals 4.2%
Apple, Inc.	785	185,260
Materials 1.0%		44,458
Chemicals 1.0%
Axalta Coating Systems, Ltd. (A)	1,237	44,458
Real estate 2.7%		119,299
Real estate management and development 0.3%
Five Point Holdings LLC, Class A (A)	1,710	11,235
Specialized REITs 2.4%
Crown Castle, Inc.	1,130	100,886
Millrose Properties, Inc., Class A (A)(B)	649	7,178

	Yield (%)	Shares	Value
Short-term investments 1.6%			$70,621
(Cost $70,610)
Short-term funds 1.6%			70,621
John Hancock Collateral Trust (C)	4.2301(D)	7,060	70,621

Total investments (Cost $3,411,423) 100.8%	$4,477,552
Other assets and liabilities, net (0.8%)	(35,784)
Total net assets 100.0%	$4,441,768

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	5

(D)	The rate shown is the annualized seven-day yield as of 1-31-25.
INTERNATIONAL HIGH DIVIDEND ETF

As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 97.4%		$7,665,840
(Cost $6,711,865)
Australia 4.2%		328,135
ANZ Group Holdings, Ltd.	1,202	22,957
Commonwealth Bank of Australia	531	53,179
Fortescue, Ltd.	12,051	143,797
New Hope Corp., Ltd.	25,130	75,866
Woodside Energy Group, Ltd.	2,098	32,336
Austria 1.1%		86,098
BAWAG Group AG (A)(B)	946	86,098
Canada 6.3%		499,466
Canadian Imperial Bank of Commerce	640	40,457
Canadian Natural Resources, Ltd.	615	18,748
CES Energy Solutions Corp.	4,168	24,779
Enbridge, Inc.	3,340	144,947
Peyto Exploration & Development Corp.	3,774	40,887
Power Corp. of Canada	3,810	115,885
Royal Bank of Canada	732	89,553
Suncor Energy, Inc.	643	24,210
Denmark 1.2%		96,363
Novo Nordisk A/S, B Shares	1,139	96,363
Finland 1.9%		147,123
Fortum OYJ	10,109	147,123
France 6.8%		537,235
Cie Generale des Etablissements Michelin SCA	1,230	42,963
Engie SA	8,671	143,457
Klepierre SA	4,724	140,941
Publicis Groupe SA	878	93,965
Sanofi	1,068	115,909
Germany 9.9%		776,150
Bayerische Motoren Werke AG	1,418	115,863
Deutsche Telekom AG	3,787	127,355
Heidelberg Materials AG	1,075	152,485
Mercedes-Benz Group AG	2,076	127,156
RWE AG	3,320	103,125
SAP SE	538	150,166
Hong Kong 4.5%		350,699
CK Hutchison Holdings, Ltd.	17,948	90,297
Henderson Land Development Company, Ltd.	10,581	29,333
Swire Pacific, Ltd., Class A	16,307	141,061
WH Group, Ltd. (A)	115,537	90,008
Italy 7.4%		581,784
Enel SpA	4,428	31,619
Eni SpA	7,649	108,936
Generali	5,058	161,054
Intesa Sanpaolo SpA	27,183	118,486
Poste Italiane SpA (A)	10,588	161,689
6	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Japan 23.0%		$1,811,267
Dai-ichi Life Holdings, Inc.	850	23,389
Daiwa House Industry Company, Ltd.	2,464	77,938
FUJIFILM Holdings Corp.	3,922	87,254
Hitachi, Ltd.	1,762	44,901
Honda Motor Company, Ltd.	2,711	25,884
Japan Tobacco, Inc.	4,535	116,355
JFE Holdings, Inc.	8,164	94,900
Kobe Steel, Ltd.	2,638	28,262
Komatsu, Ltd.	2,648	80,988
Marubeni Corp.	8,707	130,338
Mitsubishi Corp.	6,871	110,464
Mitsui & Company, Ltd.	5,281	105,245
Mizuho Financial Group, Inc.	6,119	170,194
Nippon Steel Corp.	6,116	127,534
Nomura Real Estate Holdings, Inc.	945	25,277
Recruit Holdings Company, Ltd.	355	25,057
SCREEN Holdings Company, Ltd.	384	27,092
Seiko Epson Corp.	4,938	89,799
Shionogi & Company, Ltd.	3,205	47,397
Sojitz Corp.	3,242	67,038
Sumitomo Corp.	6,061	131,671
Suzuken Company, Ltd.	653	20,452
Suzuki Motor Corp.	1,785	21,544
Tokyo Electron, Ltd.	639	108,137
Toyota Motor Corp.	1,258	24,157
Netherlands 5.2%		407,736
ABN AMRO Bank NV (A)	8,984	151,437
ASML Holding NV	125	93,910
ASR Nederland NV	428	21,201
NN Group NV	3,061	141,188
Norway 2.3%		184,846
Aker BP ASA	6,659	139,433
Equinor ASA	1,876	45,413
Singapore 3.9%		307,267
DBS Group Holdings, Ltd.	4,715	155,195
Oversea-Chinese Banking Corp., Ltd.	11,845	152,072
Spain 3.4%		268,599
Banco Bilbao Vizcaya Argentaria SA	12,682	145,678
Repsol SA	10,492	122,921
Sweden 2.0%		155,784
SKF AB, B Shares	1,148	23,335
Volvo AB, B Shares	4,776	132,449
Switzerland 4.6%		364,900
ABB, Ltd.	2,625	144,396
Holcim, Ltd. (B)	220	22,275
Novartis AG	824	86,733
Roche Holding AG	354	111,496
United Kingdom 9.7%		762,388
AstraZeneca PLC	1,030	145,183
British American Tobacco PLC	4,033	160,208
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	7

	Shares	Value
United Kingdom (continued)
GSK PLC	1,790	$31,250
HSBC Holdings PLC	7,353	77,267
Imperial Brands PLC	4,649	157,182
SSE PLC	1,100	22,299
Taylor Wimpey PLC	31,643	47,280

Tesco PLC	26,319	121,719
Preferred securities 2.0%		$158,306
(Cost $176,917)
Germany 2.0%		158,306
Henkel AG & Company KGaA	266	23,289
Porsche Automobil Holding SE	3,400	135,017

	Yield (%)	Shares	Value
Short-term investments 0.7%			$59,433
(Cost $59,435)
Short-term funds 0.7%			59,433
John Hancock Collateral Trust (C)	4.2301(D)	5,941	59,433

Total investments (Cost $6,948,217) 100.1%	$7,883,579
Other assets and liabilities, net (0.1%)	(11,707)
Total net assets 100.0%	$7,871,872

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 1-31-25.
The fund had the following sector composition as a percentage of net assets on 1-31-25:
Financials	24.0%
Industrials	15.6%
Energy	9.9%
Consumer staples	8.5%
Health care	8.3%
Materials	7.2%
Information technology	7.1%
Consumer discretionary	6.8%
Utilities	5.7%
Real estate	3.5%
Communication services	2.8%
Short-term investments and other	0.6%
TOTAL	100.0%
8	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

U.S. HIGH DIVIDEND ETF

As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 98.7%		$8,879,781
(Cost $7,127,652)
Communication services 4.3%		386,229
Diversified telecommunication services 2.0%
Verizon Communications, Inc.	4,611	181,627
Media 2.3%
Comcast Corp., Class A	4,748	159,818
Omnicom Group, Inc.	516	44,784
Consumer discretionary 6.5%		587,379
Automobiles 1.1%
Ford Motor Company	9,829	99,076
Hotels, restaurants and leisure 1.8%
Darden Restaurants, Inc.	139	27,138
Starbucks Corp.	1,041	112,095
Wingstop, Inc.	86	25,619
Household durables 0.8%
Garmin, Ltd.	315	67,993
Specialty retail 2.8%
Best Buy Company, Inc.	804	69,031
Dick’s Sporting Goods, Inc.	261	62,653
The Home Depot, Inc.	185	76,216
Williams-Sonoma, Inc.	225	47,558
Consumer staples 6.5%		579,831
Consumer staples distribution and retail 0.5%
Target Corp.	294	40,546
Food products 1.8%
Conagra Brands, Inc.	2,002	51,832
The Kraft Heinz Company	3,803	113,482
Tobacco 4.2%
Altria Group, Inc.	3,543	185,051
Philip Morris International, Inc.	1,451	188,920
Energy 5.3%		478,421
Oil, gas and consumable fuels 5.3%
Chevron Corp.	415	61,914
Exxon Mobil Corp.	818	87,387
Kinder Morgan, Inc.	2,101	57,735
ONEOK, Inc.	1,737	168,784
The Williams Companies, Inc.	1,851	102,601
Financials 14.9%		1,343,811
Banks 1.2%
Citizens Financial Group, Inc.	573	27,258
Credicorp, Ltd.	158	28,930
Huntington Bancshares, Inc.	1,735	29,842
U.S. Bancorp	504	24,081
Capital markets 8.0%
BlackRock, Inc.	175	188,213
CME Group, Inc.	780	184,486
Evercore, Inc., Class A	157	45,729
Houlihan Lokey, Inc.	163	29,620
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	9

	Shares	Value
Financials (continued)
Capital markets (continued)
Janus Henderson Group PLC	968	$43,492
Morgan Stanley	300	41,529
T. Rowe Price Group, Inc.	1,597	186,721
Consumer finance 1.9%
OneMain Holdings, Inc.	3,140	174,396
Insurance 3.8%
American Financial Group, Inc.	649	88,627
Fidelity National Financial, Inc.	818	47,583
Principal Financial Group, Inc.	427	35,206
Prudential Financial, Inc.	1,392	168,098
Health care 6.1%		552,715
Health care equipment and supplies 0.9%
Abbott Laboratories	466	59,615
Medtronic PLC	285	25,884
Health care providers and services 0.4%
CVS Health Corp.	676	38,180
Pharmaceuticals 4.8%
Bristol-Myers Squibb Company	3,110	183,335
Eli Lilly & Company	187	151,672
Johnson & Johnson	618	94,029
Industrials 8.3%		742,239
Air freight and logistics 1.7%
United Parcel Service, Inc., Class B	1,350	154,211
Construction and engineering 0.2%
Comfort Systems USA, Inc.	41	17,907
Electrical equipment 2.6%
Eaton Corp. PLC	70	22,851
Rockwell Automation, Inc.	267	74,341
Vertiv Holdings Company, Class A	1,184	138,552
Ground transportation 0.4%
Union Pacific Corp.	123	30,478
Professional services 2.3%
Automatic Data Processing, Inc.	228	69,086
Paychex, Inc.	916	135,266
Trading companies and distributors 1.1%
Watsco, Inc.	208	99,547
Information technology 35.9%		3,227,193
Communications equipment 1.6%
Cisco Systems, Inc.	2,334	141,440
IT services 3.9%
Accenture PLC, Class A	391	150,515
IBM Corp.	788	201,492
Semiconductors and semiconductor equipment 12.5%
Analog Devices, Inc.	117	24,791
KLA Corp.	189	139,527
Lam Research Corp.	1,267	102,690
Monolithic Power Systems, Inc.	87	55,451
NVIDIA Corp.	4,133	496,249
NXP Semiconductors NV	131	27,320
10	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Qualcomm, Inc.	715	$123,645
Texas Instruments, Inc.	846	156,180
Software 10.2%
Gen Digital, Inc.	1,163	31,296
Intuit, Inc.	302	181,656
Microsoft Corp.	1,286	533,767
Oracle Corp.	857	145,741
Pegasystems, Inc.	210	22,741
Technology hardware, storage and peripherals 7.7%
Apple, Inc.	2,492	588,112
Hewlett Packard Enterprise Company	1,173	24,856
HP, Inc.	1,480	48,100
NetApp, Inc.	259	31,624
Materials 2.8%		250,359
Chemicals 1.7%
LyondellBasell Industries NV, Class A	2,044	154,731
Containers and packaging 1.1%
Amcor PLC	7,541	73,299
Packaging Corp. of America	105	22,329
Real estate 6.3%		570,514
Retail REITs 2.0%
Simon Property Group, Inc.	1,031	179,250
Specialized REITs 4.3%
CubeSmart	657	27,397
Gaming and Leisure Properties, Inc.	3,505	169,607
Public Storage	90	26,863
VICI Properties, Inc.	5,623	167,397
Utilities 1.8%		161,090
Electric utilities 1.0%
Duke Energy Corp.	300	33,597
The Southern Company	650	54,568
Independent power and renewable electricity producers 0.8%
Vistra Corp.	434	72,925

	Yield (%)	Shares	Value
Short-term investments 1.7%			$150,276
(Cost $150,208)
Short-term funds 1.7%			150,276
John Hancock Collateral Trust (A)	4.2301(B)	15,022	150,276

Total investments (Cost $7,277,860) 100.4%	$9,030,057
Other assets and liabilities, net (0.4%)	(37,333)
Total net assets 100.0%	$8,992,724

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 1-31-25.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	11

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Select ETF
Investments in securities:
Assets
Common stocks	$27,895,581	$27,895,581	—	—
Short-term investments	2,537	2,537	—	—
Total investments in securities	$27,898,118	$27,898,118	—	—

Fundamental All Cap Core ETF
Investments in securities:
Assets
Common stocks
Communication services	$501,836	$501,836	—	—
Consumer discretionary	986,117	986,117	—	—
Consumer staples	88,418	88,418	—	—
Energy	235,590	235,590	—	—
Financials	674,970	674,970	—	—
Health care	243,903	243,903	—	—
Industrials	220,378	220,378	—	—
Information technology	1,291,962	1,291,962	—	—
Materials	44,458	44,458	—	—
Real estate	119,299	112,121	—	$7,178
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	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core ETF (continued)
Short-term investments	$70,621	$70,621	—	—
Total investments in securities	$4,477,552	$4,470,374	—	$7,178

International High Dividend ETF
Investments in securities:
Assets
Common stocks	$7,665,840	$7,665,840	—	—
Preferred securities	158,306	158,306	—	—
Short-term investments	59,433	59,433	—	—
Total investments in securities	$7,883,579	$7,883,579	—	—

U.S. High Dividend ETF
Investments in securities:
Assets
Common stocks	$8,879,781	$8,879,781	—	—
Short-term investments	150,276	150,276	—	—
Total investments in securities	$9,030,057	$9,030,057	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International Select ETF
John Hancock Collateral Trust	254	—	$4,750,079	$(4,747,358)	$(184)	—	$525	—	$2,537
Fundamental All Cap Core ETF
John Hancock Collateral Trust	7,060	$35,601	$512,301	$(477,338)	$40	$17	$3,023	—	$70,621
International High Dividend ETF
John Hancock Collateral Trust	5,941	$111,025	$1,378,521	$(1,430,183)	$49	$21	$4,050	—	$59,433
U.S. High Dividend ETF
John Hancock Collateral Trust	15,022	$106,654	$385,964	$(342,432)	$15	$75	$6,412	—	$150,276
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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